Shareholder Report, Holdings (Details)	Sep. 30, 2025
Nicholas II, Inc. | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.15%
Nicholas II, Inc. | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.24%
Nicholas II, Inc. | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%
Nicholas II, Inc. | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Nicholas II, Inc. | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Nicholas II, Inc. | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Nicholas II, Inc. | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Nicholas II, Inc. | Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Nicholas II, Inc. | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Nicholas II, Inc. | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.83%
Nicholas II, Inc. | Class I | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Nicholas II, Inc. | Class I | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Nicholas II, Inc. | Class I | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Nicholas II, Inc. | Class I | PTC Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Nicholas II, Inc. | Class I | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nicholas II, Inc. | Class I | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Nicholas II, Inc. | Class I | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Nicholas II, Inc. | Class I | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Nicholas II, Inc. | Class I | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Nicholas II, Inc. | Class I | Veeva Systems Inc Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Nicholas II, Inc. | Class I | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.55%
Nicholas II, Inc. | Class N | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.15%
Nicholas II, Inc. | Class N | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.24%
Nicholas II, Inc. | Class N | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.93%
Nicholas II, Inc. | Class N | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Nicholas II, Inc. | Class N | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Nicholas II, Inc. | Class N | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Nicholas II, Inc. | Class N | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Nicholas II, Inc. | Class N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Nicholas II, Inc. | Class N | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Nicholas II, Inc. | Class N | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.83%
Nicholas II, Inc. | Class N | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Nicholas II, Inc. | Class N | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Nicholas II, Inc. | Class N | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Nicholas II, Inc. | Class N | PTC Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Nicholas II, Inc. | Class N | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Nicholas II, Inc. | Class N | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
Nicholas II, Inc. | Class N | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Nicholas II, Inc. | Class N | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Nicholas II, Inc. | Class N | TransUnion
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Nicholas II, Inc. | Class N | Veeva Systems Inc Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Nicholas II, Inc. | Class N | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.55%